Dear Shareholder,

The quarter that ended on July 31, 2002 included one of the more difficult months on Wall Street in some time. While September of 2001 saw steep declines in the major indices, that was expected after the events of September 11, the sharp drops of July 2002 were less expected, and took many by surprise. The Dow began the quarter at 9946 and ended the quarter at 8736, after hitting a low of 7702 on July 23; the Nasdaq began the quarter at 1688 and ended at 1328, after hitting a low of 1229 on July 23. For the quarter, the Castle Convertible Fund returned -13.08%, while the S&P was down -14.99%, and the Lehman Brothers Government/Credit Bond Index was up 3%.

The quarter was marked by a crisis on Wall Street surrounding the integrity of corporate accounting practices. The wave that began with Enron in the first part of 2002 crested with the collapse of WorldCom after it was revealed that the company disguised nearly $4 billion of expenses and thereby artificially inflated earnings. Astonishingly, that figure was later revised upward, magnifying an already large deception. Other instances of accounting fraud led to a widespread concern that earnings had been inflated for many companies, and that led to new legislation and a change in SEC procedures designed to restore confidence in corporate accounting and corporate accountability. But the damage to investor confidence and to stock prices was severe. Combined with the anxiety about the pace and strength of economic growth, investors pulled money from equities and moved instead into bonds, money market funds, and real estate.

While short-term interest rates remained unchanged, yields on both the 5 and 10 year notes dropped to lows not seen in four decades; 10-year treasuries dipped below 4.00%. The spread between corporate bonds and government bonds widened. While some speculated that the Federal Reserve would cut rates again this fall, we do not anticipate any further rate changes in 2002. Alan Greenspan has made it relatively clear that he believes that the economy is on track and that he is not inclined to shift away from the Fed's neutral stance.

In order to maintain credit quality and consequently the possibility of long-term capital appreciation, we decided to reduce the fund's quarterly dividend from $0.28 to $0.19 per share for the 3rd quarter ended July 31, 2002. The dividend cut was dictated by two major factors: the decline in net asset value because of the poor performance of the equity market, and because of the dramatic decline in Treasury yields and overall bond market rates. We hope and anticipate that the dividend will be increased as the markets stabilize.

Overall, this quarter saw a continuation of the remarkable, and uncomfortable, disconnect between the markets and the economy. Economic data shows steady GDP growth of about 2.5% for 2002; consumer spending has been the savior of this economy, and both income and personal consumption have risen. What has kept the economy in low gear is the unwillingness of companies to authorize significant increases in capital spending, but even with that reticence, corporate earnings are growing once again. As equity prices have declined, growing earnings has meant that stocks are more fairly valued than they have been in many years, and that bodes well for future returns.

                                       Respectfully submitted,

                                       /s/ Dan C. Chung

                                       Dan C. Chung
                                       Chief Investment Officer

September 19, 2002


CASTLE CONVERTIBLE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2002


 Principal     Corporate Convertible
  Amount        Bonds-30.9%                                           Value
------------------------------------------------------------------------------

               AEROSPACE & DEFENSE-3.0%
$   500,000    EDO Corporation, Cv. Sub.
                Notes, 5.25%, 4/15/07(a)                           $   455,430
  1,000,000    L-3 Communications Holdings,
                Inc., Cv. Senior Sub. Deb.,
                4.00%, 9/15/11                                       1,087,500
                                                                   -----------
                                                                     1,542,930
                                                                   -----------

               AIRLINES-.6%
    500,000    Continental Airlines, Inc., Cv.
                Sub. Notes, 4.50%, 2/1/07                              306,900
                                                                   -----------

               COMMERCIAL SERVICES &
                SUPPLIES-1.6%
    750,000    First Data Corporation, Senior
                Cv. Contingent Debt Securities,
                2.00%, 3/1/08                                          832,500
                                                                   -----------

               COMPUTERS & PERIPHERALS-.9%
    500,000    Agilent Technologies, Inc., Senior
                Cv. Deb., 3.00%, 12/1/21                               451,335
                                                                   -----------

               ENERGY-3.6%
    500,000    Diamond Offshore Drilling, Inc.,
                Senior Cv. Sub. Deb., 1.50%,
                4/15/31                                                439,400
  1,000,000    Hanover Compressor Company
                Cv. Senior Note, 4.75%,
                3/15/08                                                732,500
    650,000    Kerr-McGee Corporation,
                Cv. Sub. Deb., 5.25%, 2/15/10                          693,095
                                                                   -----------
                                                                     1,864,995
                                                                   -----------

               HEALTH CARE-5.9%
    500,000    AmeriSource Health Corporation,
                Cv. Sub. Notes, 5.00%, 12/1/07                         733,150
    500,000    Community Health Systems,
                Inc., Cv. Sub. Notes,
                4.25%, 10/15/08                                        506,200
  1,250,000    Omnicare, Inc., Cv. Sub. Deb.,
                5.00%, 12/1/07                                       1,132,750
    750,000    Province Healthcare Company,
                Cv. Sub. Notes, 4.50%,
                11/20/05                                               720,000
                                                                   -----------
                                                                     3,092,100
                                                                   -----------

               REAL ESTATE-2.3%
  1,150,000    Equity Office Properties, Ltd.
                Partnership Senior Exchange
                Notes, 7.25%, 11/15/08                               1,208,512
                                                                   -----------

               RESTAURANTS & LODGING-1.3%
    750,000    Hilton Hotels Corp., Cv. Sub.
                Notes, 5.00%, 5/15/06                                  693,750
                                                                   -----------

               SEMICONDUCTORS-4.2%
  1,000,000    Analog Devices, Inc., Cv. Sub.
                Notes, 4.75%, 10/1/05                                  939,850
    250,000    ATMI, Inc., Cv. Sub. Notes,
                5.25%, 11/15/06                                        273,500
    650,000    International Rectifer
                Corporation, Cv. Sub Notes,
                4.25%, 7/15/07                                         513,500
    500,000    Teradyne Inc., Cv. Senior Notes,
                3.75%, 10/15/06                                        446,900
                                                                   -----------
                                                                     2,173,750
                                                                   -----------


 Principal     Corporate Convertible
  Amount        Bonds-30.9%                                           Value
------------------------------------------------------------------------------

               RETAIL-7.5%
$   750,000    Barnes & Noble, Inc. Cv. Sub.
                Notes, 5.25%, 3/15/09                              $   714,375
    500,000    Gap, Inc., (The) Cv. Senior
                Notes, 5.75%, 3/15/09(a)                               510,000
    250,000    Gap, Inc., (The) Cv. Senior
                Notes, 5.75%, 3/15/09                                  255,000
     50,000    Lowes Corporation
                Exchangeable Sub. Notes,
                3.125%, 9/15/07                                        428,750
    500,000    Penney (J.C.) Company, Inc., Cv.
                Sub. Notes, 5.00%, 10/15/08                            441,350
    500,000    Performance Food Group
                Company, Cv. Sub. Notes,
                5.50%, 10/16/08                                        620,000
  1,000,000    The Pep Boys-Manny, Moe &
                Jack, Cv. Senior Notes,
                4.25%, 6/1/07(a)                                       912,813
                                                                   -----------
                                                                     3,882,288
                                                                   -----------
               Total Corporate Convertible
                Bonds (Cost $17,206,624)                            16,049,060
                                                                   -----------


               Convertible Preferred
  Shares       Securities-14.2%
-----------

               AUTOMOTIVE-1.4%
      7,500    Ford Motor Company Capital
                Trust II, 6.50%, Cumulative
                Cv. Trust Pfd. Securities                              380,625
     15,000    General Motors Corp., 5.25%,
                Cv. Senior Deb. Series B                               366,000
                                                                   -----------
                                                                       746,625
                                                                   -----------

               BANK-1.7%
     16,700    Washington Mutual, Inc.,
                5.375%, Cv. Pfd. Income
                Equity Securities                                      876,750
                                                                   -----------

               BUILDING & CONSTRUCTION-1.9%
     30,000    TXI Capital Trust I, 5.50%,
                Cv. Pfd.                                               984,000
                                                                   -----------

               ENERGY-4.1%
     16,600    EVI, Inc., 5.00%, Cv. Sub.
                Pfd. Deb.                                              809,250
     10,000    Hanover Compressor Capital
                Trust, 7.25%, Cv. Pfd.                                 322,500
     20,000    Unocal Capital Trust II, 6.25%,
                Cv. Pfd.                                               972,500
                                                                   -----------
                                                                     2,104,250
                                                                   -----------

               FOODS & BEVERAGES-.9%
     10,000    Suiza Capital Trust II, 5.50%,
                Cv. Pfd.                                               481,875
                                                                   -----------

               HOUSEHOLD DURABLES-1.7%
     21,000    Newell Financial Trust I, 5.25%,
                Cv. Income Pfd.                                        905,625
                                                                   -----------

               INSURANCE-1.4%
     32,000    Travelers Property Casualty Corp.,
                4.50%, Jr. Cv. Sub. Note Pfd.                          711,040
                                                                   -----------

               PAPER PACKAGING & FOOD
                PRODUCTS-1.1%
     12,700    International Paper Capital
                Trust, 5.25% Cv. Pfd.                                  577,850
                                                                   -----------
               Total Convertible Preferred
                Securities (Cost $7,990,551)                         7,388,015
                                                                   -----------


               Mandatory Convertible
  Shares        Securities-22.6%                                    Value
------------------------------------------------------------------------------

               AEROSPACE & DEFENSE-3.9%
      8,250    Northrop Grumman Corp.,
                Equity Security Trust, 7.25%,
                11/16/04(b)                                        $   967,313
     19,100    Raytheon Company, 8.25%,
                Equity Security Units,
                5/15/04(b)                                           1,081,060
                                                                   -----------
                                                                     2,048,373
                                                                   -----------

               COMMUNICATION EQUIPMENT-.8%
     10,000    Motorola Inc., 7.00%, Equity
                Security Units, 11/16/04(b)                            399,800
                                                                   -----------

               CONTAINERS-.6%
      5,700    Temple-Inland, Inc., 7.50%,
                Upper DECS, 5/17/05(b)                                 293,892
                                                                   -----------

               DIVERSIFIED FINANCIALS-1.3%
     37,500    Affilated Managers Group, Inc.,
                6.00%, Feline (PRIDES),
                11/17/04(b)                                            660,000
                                                                   -----------

               ENERGY-9.0%
     12,300    Cinergy Corp., 9.50%, Feline
                (PRIDES), 2/16/05                                      683,142
     15,700    Dominion Resources Inc.,
                9.50%, Premium Income Pfd.
                11/16/04(b)                                            789,396
     14,200    DTE Energy Company, Equity
                Security Units, 8.75%,
                8/16/05(b)                                             360,112
     20,000    FPL Group Inc., 8.50%, Equity
                Units, 2/16/05(b)                                    1,067,800
     35,000    TECO Energy Inc., 9.50%,
                Adjustable Conversion Rate
                Equity Security Units,
                1/15/05(b)                                             827,750
     35,000    Valero Energy Corp. Trust I, 7.75%
                Premium Equity Participating
                Security Units, 8/18/03(b)                             966,000
                                                                   -----------
                                                                     4,694,200
                                                                   -----------

               HEALTH CARE-1.9%
      6,375    Anthem, Inc., 6.00%, Equity
                Security Units, 11/15/04(b)                            537,731

      5,000    Express Scripts Automatic
                Exchange Security Trust,
                7.00%, 11/15/03(b)                                     471,550
                                                                   -----------
                                                                     1,009,281
                                                                   -----------

               INSURANCE-3.3%
     30,000    Ameren Corporation, 9.75%,
                Adjustable Conversion Rate
                Equity Units, 5/15/05(b)                               828,000
     10,000    MetLife Capital Trust I, 8.00%,
                5/15/03(b)                                             862,600
                                                                   -----------
                                                                     1,690,600
                                                                   -----------


               Mandatory Convertible

  Shares        Securities-22.6%                                    Value
------------------------------------------------------------------------------

               PAPER PACKAGING & FOREST
                PRODUCTS-1.0%
     11,000    Boise Cascade Corporation,
                7.50%, Adjustable Conversion
                Rate Equity Security Units,
                12/16/05(b)                                        $   523,600
                                                                   -----------

               SPECIALTY RETAIL-.8%
     10,000    Toys "R" Us, Inc., 6.25%,
                Equity Security Units,
                8/16/05(b)                                             419,000
                                                                   -----------
               Total Mandatory Convertible
                Securities (Cost $12,788,497)                       11,738,746
                                                                   -----------

               Common Stocks-9.8%
               DIVERSIFIED FINANCIALS-1.1%
     17,500    Citigroup, Inc.                                         586,950
                                                                   -----------

               FOOD PRODUCTS-1.0%
     22,000    ConAgra Foods, Inc.                                     552,420
                                                                   -----------

               OIL & GAS-1.0%
      6,700    Chevron Texaco Corporation                              502,500
                                                                   -----------

               ROAD & RAIL-2.7%
     15,000    Canadian National Railway, Co.,                         719,850
     11,800    Union Pacific Corporation                               692,306
                                                                   -----------
                                                                     1,412,156
                                                                   -----------

               TOBACCO-1.0%
     11,000    Philip Morris Companies, Inc.                           506,550
                                                                   -----------

               UTILITIES-3.0%
     16,000    KeySpan Corporation                                     558,400
     50,000    OGE Energy Corp.                                        999,500
                                                                   -----------
                                                                     1,557,900
                                                                   -----------
               Total Common Stocks
                (Cost $5,332,863)                                    5,118,476
                                                                   -----------


 Principal
  Amount       Short-Term Investments-23.5%
-----------

$12,200,000    Federal Home Loan Mortgage
                Corporation, 1.74%, 8/1/02
                (Cost $12,200,000)                                  12,200,000
                                                                   -----------
Total Investments
(Cost $55,518,535)                                      101.0%      52,494,297
Liabilities in Excess of Other Assets                    (1.0)        (502,711)
                                                        ----------------------
Net Assets                                              100.0%     $51,991,586
                                                        ======================
Net Asset Value per Share                                          $    23.25
                                                                   ===========

--------------------
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.

                            --------------------

CASTLE CONVERTIBLE FUND, INC.
SUMMARY OF OPERATIONS-For the nine months ended July 31, 2002 (Unaudited)


INVESTMENT INCOME:
  Income:
    Dividends                                                          $ 1,359,429
    Interest                                                               972,181
                                                                       -----------
      Total Income                                                       2,331,610
      Total Expenses                                                       475,869
                                                                       -----------
NET INVESTMENT INCOME                                                    1,855,741
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                      $   752,270
  Net change in unrealized appreciation
   (depreciation) on investments                         (6,130,041)
                                                        -----------
  Net realized and unrealized gain (loss)
   on investments                                                       (5,377,771)
                                                                       -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $(3,522,030)
                                                                       ===========


Castle Convertible Fund, Inc.




Board of Directors
Fred M. Alger, Chairman
James P. Connelly, Jr., Vice Chairman
Charles F. Baird, Jr.
Roger P. Cheever
Dan C. Chung
Lester L. Colbert, Jr.
Stephen E. O'Neil
Nathan E. Saint-Amand
B. Joseph White
--------------------------------------------

Investment Adviser
Fred Alger Management, Inc.
111 Fifth Avenue
2nd Floor
New York, N.Y. 10003
--------------------------------------------

Transfer Agent and Dividend Disbursing Agent
Alger Shareholder Services, Inc.
30 Montgomery Street, Box 2001
Jersey City, N.J. 07302-9811
--------------------------------------------


This report was prepared for distribution to shareholders and to others who may be interested in current information concerning the Fund. It was not prepared for use, nor is it circulated in connection with any offer to sell, or solicitation of any offer to buy, any securities.


           Castle Convertible Fund, Inc.


                 Quarterly Report
                   July 31, 2002